Long-term Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

As of September 30, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	September 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$2,905,685	$2,953,890
Senior Notes	2,805,758	824,446
Euro Notes	270,060	267,240
European Investment Bank Agreements	353,660	351,686
Capital lease obligations	13,427	15,439
Other	112,383	160,957
	6,460,973	4,573,658
Less current maturities	(974,220)	(263,982)
	$5,486,753	$4,309,676

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at September 30, 2011 and December 31, 2010:

	Maximum Amount Available		Balance Outstanding

	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$135,030	$81,126
Term Loan A	1,245,000	1,335,000	1,245,000	1,335,000
Term Loan B	1,525,655	1,537,764	1,525,655	1,537,764
	$3,970,655	$4,072,764	$2,905,685	$2,953,890

In addition, at September 30, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of $180,766 and $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

During 2011, we made additional amendments to the Amended 2006 Senior Credit Agreement. The latest amendment was closed on September 21, 2011. It included, among other things, a change to the definition of the Company's Consolidated Leverage Ratio, which is used to determine the applicable margin, to allow for the reduction of all cash and cash equivalents from Consolidated Funded Debt.

Senior Notes

Senior Notes Issued February 2011

On February 3, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”), a wholly-owned subsidiary of the Company, issued $650,000 aggregate principal amount of senior unsecured notes with a coupon of 5.75% (the “5.75% Senior Notes”) at an issue price of 99.060% and FMC Finance VII S.A. (“Finance VII”), a wholly-owned subsidiary of the Company, issued €300,000 aggregate principal amount ($412,350 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “5.25% Senior Notes”) at par. The 5.75% Senior Notes had a yield to maturity of 5.875%. Both the 5.75% Senior Notes and the 5.25% Senior Notes are due February 15, 2021. US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately $1,035,000 to repay indebtedness outstanding under its accounts receivable facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under our recent acquisition of International Dialysis Centers announced on January 4, 2011 (see Note 2), and for general corporate purposes to support our renal dialysis products and services business. The 5.75% Senior Notes and the 5.25% Senior Notes are guaranteed on a senior basis jointly and severally by the Company and by Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).

6⅞% Senior Notes

        On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its $500,000 6⅞% Senior Notes due in 2017 (the “6⅞% Senior Notes“) and the related indenture. The guarantees of the Company and the Guarantor Subsidiaries for the 6⅞% Senior Notes have not been amended and remain in full force and effect.

Senior Notes Issued September 2011

On September 14, 2011, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued $400,000 aggregate principal amount of senior unsecured notes with a coupon of 6.50% (the “6.50% Dollar-denominated Senior Notes”) at an issue price of 98.623% and FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €400,000 aggregate principal amount ($549,160 at date of issuance) of senior unsecured notes with a coupon 6.50% (the “6.50% Euro-denominated Senior Notes”) at an issuance price of 98.623%. Both the 6.50% Dollar-denominated Senior Notes and the 6.50% Euro-denominated Senior Notes had a yield to maturity of 6.75% and both are due September 15, 2018. US Finance II and Finance VIII may redeem the 6.50% Dollar-denominated Senior Notes and 6.50% Euro-denominated Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 6.50% Dollar-denominated Senior Notes and the 6.50% Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately $927,192 for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of our Amended 2006 Senior Credit Agreement and under our A/R facility, and for general corporate purposes. The 6.50% Dollar-denominated Senior Notes and the 6.50% Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company and the Guarantor Subsidiaries.

Accounts Receivable Facility

The A/R Facility was most recently renewed on August 18, 2011 for a term expiring on July 31, 2014 and the available borrowings under the A/R Facility were increased from $700,000 to $800,000. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the A/R facility. As the A/R Facility was renewed annually in the past, it has historically been classified as a short-term borrowing. Since the recent renewal extended the due date to 2014, the A/R Facility has been reclassified into long-term debt. As of September 30, 2011, there were no borrowings under the A/R Facility.